Credit Risk - Key Metrics (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ (869)	£ (992)
Total Drawn | –Stage 3 | Business banking
Disclosure of credit risk exposure [line items]
Exposure ratio	1.42%	1.51%
Weighted | Credit risk
Disclosure of credit risk exposure [line items]
Percentage of loan to value, new business	64.00%	66.00%